ORGANIZATION AND GOING CONCERN	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND GOING CONCERN

NOTE 1: ORGANIZATION AND GOING CONCERN

We operate our business through two wholly owned subsidiaries, Advangelists, LLC and Mobiquity Networks, Inc. Our corporate structure is as follows:

Subsidiaries

Advangelists, LLC

Advangelists LLC operates our ATOS platform business.

We originally acquired a 48% membership interest and Glen Eagles Acquisition LP acquired a 52% membership interest in Advangelists in a merger transaction in December 2018 for consideration valued at $20 Million. At the time Glen Eagles was a shareholder of the Company, owning 412,500 shares of our common stock. The Company became, and remains, the sole manager of Advangelists following the merger with sole management power. In consideration for the merger:

•	Mobiquity issued warrants for 269,384 shares of common stock at an exercise price of $56 per share to the pre-merger Advangelists’ members, and, in February 2019, upon the attainment of the vesting threshold of Advangelists’ combined revenues for the months of December 2018 and January 2019 being at least $250,000, the Company transferred 9,209,722 shares of Gopher Protocol, Inc. common stock to the pre-merger Advangelists members. The Mobiquity warrants were valued at a total of $3,844,444, and the Gopher shares of common stock were valued at a total of $6,155,556.

•	Glen Eagles paid the pre-merger Advangelists members $10 million. $500,000 was paid at closing in cash (which the Company advanced on behalf of Glen Eagles without any agreement regarding repayment of the advance), and $9,500,000 was paid by Glen Eagles’ promissory note to Deepankar Katyal, as representative of pre-merger Advangelists members, payable in 19 monthly installments of $500,000 each.

The Company acquired 3% of the Advangelists’ membership interests from Glen Eagles in April 2019 in satisfaction of the Company’s $500,000 closing payment advance to Glen Eagles, resulting in Mobiquity owning 51% and Glen Eagles owning 49% of Advangelists.

In May 2019 the Company acquired the remaining 49% of Advangelists’ membership interests from Glen Eagles, becoming the 100% owner of Advangelists, in a transaction involving the Company, Glen Eagles, and Gopher Protocol, Inc. In that transaction, Gopher acquired the 49% Advangelists membership interest from Glen Eagles and assumed Glen Eagles’ promissory note to Deepankar Katyal, as representative of the pre-merger Advangelists owners, which had a remaining balance of $7,512,500, in satisfaction of indebtedness owed by Glen Eagles to Gopher. Concurrently with that transaction, the Company acquired the 49% of Advangelists membership interest from Gopher and assumed the promissory note in consideration. Additionally, warrants for 300,000 shares of Company common stock which are issuable upon the conversion of Mobiquity Class AAA preferred stock owned by Gopher were amended to provide for a cashless exercise. In September 2019, the assumed note, which then had a principal balance of $6,780,000, was amended and restated to provide that:

•	$5,250,000 of the principal was payable in 65,625 shares of the Company’s Class E Preferred Stock, which is convertible into 164,062.50 shares the Company’s common stock, plus warrants to purchase 82,031.25 Company shares of common stock, at an exercise price of $48 per share: and

•	$1,530,000 of the principal balance, plus all accrued and unpaid interest under the promissory note was payable in three monthly installments of $510,000 each.

The promissory note was paid in full in November 2019.

Mobiquity Networks, Inc.

We have established Mobiquity Networks, Inc and have operated it since January 2011. Mobiquity Networks started and developed as a mobile advertising technology company focused on driving foot-traffic throughout its indoor network and has evolved and grown into a next generation data intelligence company. Mobiquity Networks operates our data intelligence platform business.

Going Concern

These condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. We have a history of losses and may continue to incur losses in the future, which could negatively impact the trading value of our common stock. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of management to raise additional equity capital through private and public offerings of its common stock, and the attainment of profitable operations. As of September 30, 2021 and December 31, 2020, the Company had an accumulated deficit of $194,904,072 and $186,168,926. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. We may continue to incur operating and net losses in future periods. These losses may increase, and we may never achieve profitability for a variety of reasons, including increased competition, decreased growth in the unified advertising industry and other factors described elsewhere in this “Risk Factors” section. If we cannot achieve sustained profitability, our stockholders may lose all or a portion of their investment in our company.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The recently acquired Advangelists LLC has also incurred losses and experienced negative cash flows from operations during the most recent fiscal year. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of management to raise additional capital through private and public offerings of its common stock, and the attainment of profitable operations. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Reverse Stock Split

In September 2020, the Company filed a Certificate of Amendment the Articles of Incorporation with the Secretary of State of the state of New York to implement a 1 for 400 reverse stock- split of its common stock effective September 9, 2020. The reverse stock split did not cause an adjustment to the par value of common stock. As a result of the reverse stock split, the Company adjusted the share amounts under its employee incentive plans, outstanding options and common stock warrant agreements, treasury shares and preferred shares.

Impacts of COVID-19 to Business and the general economy

The Company’s financial condition and results of operations have been and may continue to be adversely affected by the COVID-19 pandemic. Since March 2020, COVID -19 has caused a material and substantial adverse impact on our general economy and our business operations. It has caused there to be a substantial decrease in our sales, cancellations of purchase orders and has resulted in accounts receivables not being timely paid as anticipated. Further, it has caused us to have concerns about our ability to meet our obligations as they become due and payable. In this respect, our business is directly dependent upon and correlates closely to the marketing levels and ongoing business activities of our existing clients. If material adverse developments in domestic and global economic and market conditions adversely affect our clients’ businesses, such as COVID-19, our business and results of operations could (and in the case of COVID-19) equally suffer. Our results of operations are affected directly by the level of business activity of our clients, which in turn is affected by the level of economic activity in the industries and markets that they serve. COVID-19 future widespread economic slowdowns in any of these markets, particularly in the United States, may negatively affect the businesses, purchasing decisions and spending of our clients and prospective clients, and payment of accounts receivable due us, which could result in reductions in our existing business as well as our new business development and difficulties in meeting our cash obligations as they become due. In the event of continued widespread economic downturn caused by COVID-19, we will likely continue to experience a reduction in projects, longer sales and collection cycles, deferral or delay of purchase commitments for our data products, processing functionality, software systems and services, and increased price competition, all of which could substantially adversely affect revenue and our ability to remain a going concern. In the event we remain a going concern, the impacts of the global emergence of Coronavirus disease (COVID-19) on our business, sources of revenues and then general economy, are currently not fully known. We are conducting business as usual with some modifications to employee work locations, and cancellation of certain marketing events, among other modifications. We lost a purchase order more than one million dollars with major US sports organization. We have observed other companies taking precautionary and preemptive actions to address COVID-19 and companies may take further actions that alter their normal business operations. We will continue to actively monitor the situation and may take further actions that alter our business operations as may be required by federal, state, or local authorities or that we determine are in the best interests of our employees, customers, partners, suppliers and stockholders. It is not clear what the potential effects any such alterations or modifications may have on our business, including the effects on our customers and prospects, although we do anticipate it to continue to negatively impact our financial results during fiscal years 2021 and 2022.